Equity (Noncontrolling Interests in Consolidated Entities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020
Equity [Abstract]
Carrying value of noncontrolling interests	$ 504	$ 616		$ 336
(Income) loss allocated to noncontrolling interests in consolidated entities	$ 112	$ 30	$ 110